Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Recurring measurements:
Interest rate swaps - asset position	$ 10,395	$ 14,741
Interest rate swaps - liability position	(58,622)	(73,826)
Total	(48,227)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Recurring measurements:
Interest rate swaps - asset position	0
Interest rate swaps - liability position	0
Total	0
Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	10,395
Interest rate swaps - liability position	(58,622)
Total	(48,227)
Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	0
Interest rate swaps - liability position	0
Total	$ 0